2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Anti Dilutive securities outstanding	7,538,482	6,667,000